Document And Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Jul. 31, 2018
Registrant Name	Eubel Brady & Suttman Mutual Fund Trust
Central Index Key	0001606378
Amendment Flag	false
Document Creation Date	Nov. 28, 2018
Document Effective Date	Nov. 28, 2018
Prospectus Date	Dec. 01, 2018